CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (161)	$ (3,728)	$ (12,789)	$ 20,588	$ (7,051)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	6,630	6,424	26,748	29,186	31,263
Impairment of property and equipment					2,115
Loss on disposal of property and equipment				674
Stock-based compensation expense	3,631	387	116,183	1,557	1,119
Release of valuation allowance			(57,185)
Deferred income taxes			(4,686)	4,299	(427)
Amortization of financing fees	168	147	863	573	193
Change in assets and liabilities:
Accounts receivable	(672)	(5,831)	(5,282)	(7,280)	68
Merchandise inventories	(12,437)	(24,039)	(107,454)	(39,475)	(57,103)
Prepaid expense and other current assets	(44,307)	(13,233)	(24,454)	(36,371)	(1,477)
Other assets	(400)	216	(371)	(573)	(797)
Accounts payable and accrued expenses	25,978	20,815	36,154	14,374	5,475
Deferred revenue and customer deposits	1,452	7,120	16,224	11,418	2,503
Other current liabilities	339	(1,813)	2,689	3,915	3,395
Deferred rent and lease incentives	115	4,405	10,923	1,732	8,638
Other long-term obligations	41	163	(1,427)	154	276
Net cash provided by (used in) operating activities	(19,623)	(8,967)	(3,864)	17,121	(11,810)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(9,737)	(6,193)	(49,058)	(25,593)	(39,907)
Purchase of trademarks and other intangible assets			(310)
Net cash used in investing activities	(9,737)	(6,193)	(49,368)	(25,593)	(39,907)
CASH FLOWS FROM FINANCING ACTIVITIES
Gross borrowings under revolving line of credit	353,258	246,756	1,344,468	1,007,330	875,936
Gross repayments under revolving line of credit	(321,765)	(228,793)	(1,369,469)	(1,011,937)	(821,734)
Proceeds from issuance of term loan				15,000
Repayment of term loan			(15,000)
Debt issuance costs			(426)	(2,835)
Payments on capital leases and other long-term obligations			(4,214)	(4,188)	(2,601)
Capitalization of Restoration Hardware Holdings, Inc.				1
Proceeds from issuance of common stock-net of issuance costs			97,693
Payments on capital leases	(840)	(1,110)
Net cash provided by financing activities	30,653	16,853	53,052	3,371	51,601
Effects of foreign currency exchange rate translation	22	0	22	249	294
Net increase (decrease) in cash and cash equivalents	1,315	1,693	(158)	(4,852)	178
Cash and cash equivalents
Beginning of period	8,354	8,512	8,512	13,364	13,186
End of period	9,669	10,205	8,354	8,512	13,364
Non-cash transactions:
Capital expenditures included in accounts payable at period end	8,107	1,915	3,505	645	454
Property and equipment acquired under capital lease				7,770	3,550
Cash paid for interest			5,382	3,737	2,068
Cash paid for taxes			1,861	1,697	744
Executive compensation [Member]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Capital contribution				6,350
Non-cash transactions:
Capital contribution				6,350
Management fee [Member]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Capital contribution				6,000
Non-cash transactions:
Capital contribution				$ 6,000